11. INCOME TAXES (Tables)	15 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Provision for Federal Income Tax
December 31, 2013
Federal income tax benefit attributable to:
Current operations	$464,951
Less: valuation allowance	(464,951)
Net provision for Federal income taxes	$—

Cumulative Tax Effect Comprising Net Deferred Tax
December 31, 2013
Deferred tax asset attributable to:
Net operating loss carry over	$3,099,673
Less: valuation allowance	(3,099,673)
Net deferred tax asset	$—